Segment Reporting - Disclosure of Detailed Information About Operating Segments Financial Position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets.-
Cash and cash equivalent	S/ 626,180	S/ 606,950	S/ 554,002	S/ 818,402
Financial asset at fair value through profit or loss	181	352
Trade accounts receivables	992,724	1,031,270
Work in progress	584,753	680,929
Accounts receivable from related parties	100,752	181,664
Other accounts receivable	765,445	649,516
Inventories	770,711	1,104,293
Prepaid expenses	33,478	51,301
Non-current assets classified as held for sale	17,722	22,385
Total current assets	3,891,946	4,328,660
Long-term trade accounts receivable	848,590	667,519
Long-term work in progress	87,410	197,586
Long-term accounts receivable from related parties	773,930	531,384
Prepaid expenses	38,082	23,526
Other long-term accounts receivable	470,852	357,952
Investments in associates and joint ventures	268,671	389,759
Investment property	45,687	49,357
Property, plant and equipment	865,735	1,113,599	1,111,757	1,147,018
Intangible assets	940,070	960,286	878,286	S/ 778,743
Deferred income tax asset	436,697	427,008
Total non-currentassets	4,775,724	4,717,976	S/ 3,699,629
Total assets	8,667,670	9,046,636
LIABILITIES AND EQUITY
Borrowings	1,056,764	1,961,043
Bonds	36,655	46,091
Trade accounts payable	1,453,046	1,276,617
Accounts payable to related parties	55,174	80,217
Current income tax	85,543	62,160
Other accounts payable	848,500	1,096,307
Provisions	13,503	14,531
Total current liabilities	3,549,185	4,536,966
Borrowings	633,299	419,395
Long-term bonds	910,912	921,623
Other long-term accounts payable	852,473	512,803
Long-term accounts payable to related parties	25,954	65,320
Provisions	33,914	26,542
Derivative financial instruments	383	1,081
Deferred income tax liability	72,472	73,169
Total non-currentliabilities	2,529,407	2,019,933
Total liabilities	6,078,592	6,556,899
Equity attributable to controlling interest in the Company	2,123,330	1,980,424
Non-controllinginterest	465,748	509,313
Total liabilities and equity	8,667,670	9,046,636
Parent company operations [member]
Assets.-
Cash and cash equivalent	3,632	112,398
Trade accounts receivables	419
Work in progress	6,030
Accounts receivable from related parties	66,059	50,582
Other accounts receivable	12,742	42,133
Inventories	190	387
Prepaid expenses	757	305
Total current assets	89,829	205,805
Long-term accounts receivable from related parties	636,941	700,615
Other long-term accounts receivable	56,696	11,108
Investments in associates and joint ventures	2,206,230	2,358,918
Property, plant and equipment	70,627	130,422
Intangible assets	24,031	22,793
Deferred income tax asset	192,088	189,230
Total non-currentassets	3,186,613	3,413,086
Total assets	3,276,442	3,618,891
LIABILITIES AND EQUITY
Borrowings	113,412	932,113
Trade accounts payable	36,412	6,703
Accounts payable to related parties	88,546	67,685
Other accounts payable	73,992	189,444
Total current liabilities	312,362	1,195,945
Borrowings	363,564
Other long-term accounts payable	2,469	2,433
Long-term accounts payable to related parties	32,102	394
Provisions	5,255
Total non-currentliabilities	403,390	2,827
Total liabilities	715,752	1,198,772
Equity attributable to controlling interest in the Company	2,547,328	2,406,577
Non-controllinginterest	13,362	13,542
Total liabilities and equity	3,276,442	3,618,891
Elimination of intersegment amounts [member]
Assets.-
Cash and cash equivalent		550
Trade accounts receivables	2,204	(2,204)
Accounts receivable from related parties	(352,438)	(287,988)
Inventories	(8,607)	(13,502)
Total current assets	(358,841)	(303,144)
Long-term work in progress		1,669
Long-term accounts receivable from related parties	(149,624)	(170,131)
Prepaid expenses	(510)
Investments in associates and joint ventures	(2,066,530)	(2,135,544)
Property, plant and equipment	(17,587)	(17,692)
Intangible assets	11,260	14,356
Deferred income tax asset	6,032	7,757
Total non-currentassets	(2,216,959)	(2,299,585)
Total assets	(2,575,800)	(2,602,729)
LIABILITIES AND EQUITY
Trade accounts payable	(939)	(939)
Accounts payable to related parties	(347,770)	(282,763)
Total current liabilities	(348,709)	(283,702)
Long-term accounts payable to related parties	(154,497)	(170,132)
Total non-currentliabilities	(154,497)	(170,132)
Total liabilities	(503,206)	(453,834)
Equity attributable to controlling interest in the Company	(1,940,842)	(2,003,546)
Non-controllinginterest	(131,752)	(145,349)
Total liabilities and equity	(2,575,800)	(2,602,729)
Operating segments [member] | Engineering and construction [member]
Assets.-
Cash and cash equivalent	184,401	93,543
Financial asset at fair value through profit or loss	181	352
Trade accounts receivables	368,303	334,426
Work in progress	578,723	648,851
Accounts receivable from related parties	230,607	327,385
Other accounts receivable	518,123	398,666
Inventories	46,499	76,058
Prepaid expenses	4,470	9,204
Non-current assets classified as held for sale	17,722	22,385
Total current assets	1,949,029	1,910,870
Long-term trade accounts receivable		149
Long-term work in progress	58,997	171,752
Long-term accounts receivable from related parties	258,479
Other long-term accounts receivable	75,030	42,511
Investments in associates and joint ventures	111,513	116,512
Property, plant and equipment	509,700	592,191
Intangible assets	203,390	246,715
Deferred income tax asset	165,227	158,168
Total non-currentassets	1,382,336	1,327,998
Total assets	3,331,365	3,238,868
LIABILITIES AND EQUITY
Borrowings	591,987	582,260
Trade accounts payable	955,015	876,849
Accounts payable to related parties	114,198	119,989
Current income tax	29,379	30,576
Other accounts payable	492,362	485,247
Provisions	6,682	6,615
Total current liabilities	2,189,623	2,101,536
Borrowings	127,773	246,315
Other long-term accounts payable	379,043	147,839
Long-term accounts payable to related parties	4,306	41,672
Provisions	8,587	7,670
Deferred income tax liability	26,633	28,278
Total non-currentliabilities	546,342	471,774
Total liabilities	2,735,965	2,573,310
Equity attributable to controlling interest in the Company	487,923	551,653
Non-controllinginterest	107,477	113,905
Total liabilities and equity	3,331,365	3,238,868
Operating segments [member] | Energy infrastructure [member]
Assets.-
Cash and cash equivalent	43,878	35,396
Trade accounts receivables	64,364	84,996
Accounts receivable from related parties	2,746	3,255
Other accounts receivable	55,959	58,235
Inventories	15,093	12,561
Prepaid expenses	1,168	2,614
Total current assets	183,208	197,057
Other long-term accounts receivable	53,917	29,533
Investments in associates and joint ventures	7,344	8,516
Property, plant and equipment	171,226	176,486
Intangible assets	160,288	139,353
Deferred income tax asset	5,507	4,983
Total non-currentassets	398,282	358,871
Total assets	581,490	555,928
LIABILITIES AND EQUITY
Borrowings	46,924	82,063
Trade accounts payable	62,659	59,830
Accounts payable to related parties	3,664	3,902
Current income tax	1,282	3,631
Other accounts payable	12,487	11,711
Provisions	5,204	6,441
Total current liabilities	132,220	167,578
Borrowings	101,549	80,488
Provisions	16,707	17,115
Derivative financial instruments	383	1,081
Deferred income tax liability	8,957	3,546
Total non-currentliabilities	127,596	102,230
Total liabilities	259,816	269,808
Equity attributable to controlling interest in the Company	299,411	265,241
Non-controllinginterest	22,263	20,879
Total liabilities and equity	581,490	555,928
Operating segments [member] | Toll roads infrastructure [member]
Assets.-
Cash and cash equivalent	121,901	125,853
Trade accounts receivables	128,124	77,615
Accounts receivable from related parties	62,525	55,907
Other accounts receivable	66,765	28,779
Inventories	8,685	9,839
Prepaid expenses	2,354	2,005
Total current assets	390,354	299,998
Long-term trade accounts receivable	14,747	15,092
Long-term work in progress	28,413	24,165
Long-term accounts receivable from related parties	27,660	408
Prepaid expenses	24,585	20,554
Other long-term accounts receivable	11,159	22,926
Property, plant and equipment	18,572	23,508
Intangible assets	492,424	457,163
Deferred income tax asset	11,057	13,244
Total non-currentassets	628,617	577,060
Total assets	1,018,971	877,058
LIABILITIES AND EQUITY
Borrowings	2,589	3,014
Bonds	24,361	25,540
Trade accounts payable	85,329	31,857
Accounts payable to related parties	60,857	38,219
Current income tax	1,122	3,401
Other accounts payable	68,994	43,614
Total current liabilities	243,252	145,645
Borrowings	1,945	2,510
Long-term bonds	319,549	338,143
Other long-term accounts payable	52,349	44,451
Long-term accounts payable to related parties	836	408
Deferred income tax liability	8,606	1,525
Total non-currentliabilities	383,285	387,037
Total liabilities	626,537	532,682
Equity attributable to controlling interest in the Company	323,987	282,851
Non-controllinginterest	68,447	61,525
Total liabilities and equity	1,018,971	877,058
Operating segments [member] | Transportation infrastructure [member]
Assets.-
Cash and cash equivalent	161,073	139,414
Trade accounts receivables	108,706	56,665
Work in progress		32,078
Accounts receivable from related parties	3,072	392
Other accounts receivable	31,381	25,895
Inventories	19,457	16,862
Prepaid expenses	10,312	17,265
Total current assets	334,001	288,571
Long-term trade accounts receivable	793,991	629,310
Prepaid expenses	13,115	2,029
Other long-term accounts receivable	255,179	225,565
Property, plant and equipment	580	193
Intangible assets	323	269
Total non-currentassets	1,063,188	857,366
Total assets	1,397,189	1,145,937
LIABILITIES AND EQUITY
Bonds	12,294	20,551
Trade accounts payable	81,161	23,882
Accounts payable to related parties	83,841	33,009
Other accounts payable	27,058	14,622
Total current liabilities	204,354	92,064
Long-term bonds	591,363	583,480
Other long-term accounts payable	349,987	246,522
Long-term accounts payable to related parties	89,023	87,200
Deferred income tax liability	20,789	14,482
Total non-currentliabilities	1,051,162	931,684
Total liabilities	1,255,516	1,023,748
Equity attributable to controlling interest in the Company	106,256	91,643
Non-controllinginterest	35,417	30,546
Total liabilities and equity	1,397,189	1,145,937
Operating segments [member] | Water treatment infrastructure [member]
Assets.-
Cash and cash equivalent	4,204	3,229
Trade accounts receivables	604	256
Accounts receivable from related parties	8,852	12,379
Other accounts receivable	1,922	4,841
Prepaid expenses	164	167
Total current assets	15,746	20,872
Prepaid expenses	892	943
Other long-term accounts receivable	7,348	7,347
Property, plant and equipment	60	21
Total non-currentassets	8,300	8,311
Total assets	24,046	29,183
LIABILITIES AND EQUITY
Trade accounts payable	132	599
Accounts payable to related parties	14	237
Current income tax	161	1,064
Other accounts payable	49	27
Total current liabilities	356	1,927
Other long-term accounts payable	158
Long-term accounts payable to related parties	23,445	23,445
Deferred income tax liability	210	283
Total non-currentliabilities	23,813	23,728
Total liabilities	24,169	25,655
Equity attributable to controlling interest in the Company	(123)	3,528
Total liabilities and equity	24,046	29,183
Operating segments [member] | Real estate [member]
Assets.-
Cash and cash equivalent	85,187	58,892
Trade accounts receivables	45,897	83,704
Accounts receivable from related parties	69,382	7,284
Other accounts receivable	40,026	20,198
Inventories	643,882	946,657
Prepaid expenses	216	329
Total current assets	884,590	1,117,064
Other long-term accounts receivable	9,811	17,887
Investments in associates and joint ventures	1	31,768
Investment property	45,687	49,357
Property, plant and equipment	11,621	13,008
Intangible assets	1,022	950
Deferred income tax asset	10,316	623
Total non-currentassets	78,458	113,593
Total assets	963,048	1,230,657
LIABILITIES AND EQUITY
Borrowings	162,031	206,456
Trade accounts payable	43,724	30,617
Accounts payable to related parties	37,396	66,190
Current income tax	45,299	17,944
Other accounts payable	63,654	194,441
Provisions	20	131
Total current liabilities	352,124	515,779
Borrowings	12,010	16,541
Other long-term accounts payable	32,058	32,000
Long-term accounts payable to related parties		40,074
Deferred income tax liability		15,564
Total non-currentliabilities	44,068	104,179
Total liabilities	396,192	619,958
Equity attributable to controlling interest in the Company	217,290	234,449
Non-controllinginterest	349,566	376,250
Total liabilities and equity	963,048	1,230,657
Operating segments [member] | Technical services [member]
Assets.-
Cash and cash equivalent	21,904	37,675
Trade accounts receivables	274,103	395,812
Accounts receivable from related parties	9,947	12,468
Other accounts receivable	38,527	70,769
Inventories	45,512	55,431
Prepaid expenses	14,037	19,412
Total current assets	404,030	591,567
Long-term trade accounts receivable	39,852	22,968
Long-term accounts receivable from related parties	474	492
Other long-term accounts receivable	1,712	1,075
Investments in associates and joint ventures	10,113	9,589
Property, plant and equipment	100,936	195,462
Intangible assets	47,332	78,687
Deferred income tax asset	46,470	53,003
Total non-currentassets	246,889	361,276
Total assets	650,919	952,843
LIABILITIES AND EQUITY
Borrowings	139,821	155,137
Trade accounts payable	189,553	247,219
Accounts payable to related parties	14,428	33,749
Current income tax	8,300	5,544
Other accounts payable	109,904	157,201
Provisions	1,597	1,344
Total current liabilities	463,603	600,194
Borrowings	26,458	73,541
Other long-term accounts payable	36,409	39,558
Long-term accounts payable to related parties	30,739	42,259
Provisions	3,365	1,757
Deferred income tax liability	7,277	9,491
Total non-currentliabilities	104,248	166,606
Total liabilities	567,851	766,800
Equity attributable to controlling interest in the Company	82,100	148,028
Non-controllinginterest	968	38,015
Total liabilities and equity	S/ 650,919	S/ 952,843